NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2025
Block 40 L L C 2023 [Member]
NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Depreciation Estimated Useful Lives

Building - Residential	27.5 years
Building - Commercial	39 years
Building and land improvements	15 years
Fixtures and personal property	5 to 7 years

Block 40 L L C 2024 [Member]
NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Depreciation Estimated Useful Lives

Building - Residential	27.5 years
Building - Commercial	39 years
Building and land improvements	15 years
Fixtures and personal property	5 to 7 years
Tenant improvements	Shorter of estimated life or lease term